Other current assets (Details Textual) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Current Assets [Abstract]
Current prepayments and other current assets	€ 342	€ 343
Residual Amount of Current prepayments and other current assets	€ 63	€ 90